DERIVATIVE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Summary of Assumptions for Fair Value Measurement Model
The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$687.00 – 37,200.00
Conversion price(1)	$594.00 – 29,280.00
Risk free interest rate(2)	0.29 – 0.47%
Conversion notes lives in years	0.60 – 0.81
Expected volatility(3)	224.7 – 228.2%
Expected dividend yield(4)	—
(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement dates.
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
The Company determined the fair value of the remaining conversion feature to be $2,706,796 at September 30, 2016 using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$687.00
Conversion price(1)	$594.00
Risk free interest rate(2)	0.37%
Conversion notes lives in years	0.60
Expected volatility(3)	225.4%
Expected dividend yield(4)	—
(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $22,590,296 at September 30, 2016 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 using the following assumptions:

Trading price of common stock on measurement date	$687.00
Exercise price(1)	$37,920.00
Risk free interest rate(2)	1.14%
Warrant lives in years	4.75
Expected volatility(3)	225.1%
Expected dividend yield(4)	—
Expected reset occurrence	Q4 2016
(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the Series E Warrants to be $6,800,927 at April 7, 2016 using a binomial model with a Monte Carlo simulation model using the following assumptions:

April 7, 2016
Trading price of common stock on measurement date	$98,160.00
Exercise price(1)	$96,240.00
Risk free interest rate(2)	1.30%
Warrant lives in years	5.89
Expected volatility(3)	228.1%
Expected dividend yield(4)	—
(1)	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The fair value of the Series G Warrants was calculation using a Black Scholes model with the following inputs:

July 11, 2016
Trading price of common stock on measurement date	$33,840.00
Exercise price(1)	$32,160.00
Risk free interest rate(2)	1.03%
Warrant lives in years	4.89
Expected volatility(3)	225.8%
Expected dividend yield(4)	—
(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
The Company determined the fair value of the remaining 3,075,000 Series G Warrants to be $86,844 on September 30, 2016 using a Black Scholes valuation model with the following assumptions:

September 30, 2016
Trading price of common stock on measurement date	$687.00
Exercise price(1)	$561.00
Risk free interest rate(2)	1.14%
Warrant lives in years	4.66
Expected volatility(3)	224.8%
Expected dividend yield(4)	—
(1)	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the conversion feature to be $80,599,528 and $78,549,907 at inception (July 1, 2016) and September 30, 2016, respectively. The Company determined fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1, 2016	Sept 30, 2016
Trading price of common stock on measurement date	$42,480.00	$687.00
Exercise price(1)	$32,160.00	$561.00
Risk free interest rate(2)	0.59%	0.68%
Term	1.84	1.58
Expected volatility(3)	228.1%	225.1%
Expected dividend yield	—	—
Expected reset occurrence	Q4 2016	Q4 2016
(1)	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history

The Company determined the fair value of the Series H Warrants and 2016 Subordination Warrants to be $101,644,520 and $1,637,959 at inception (July 1, 2016) and September 30, 2016, respectively. The Company determined the fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1, 2016	Sept 30, 2016
Trading price of common stock on measurement date	$42,480.60	$687.00
Exercise price(1)	$49,920.00	$49,920.00
Risk free interest rate(2)	1.01%	1.78%
Term	5.00	4.75
Expected volatility(3)	228.1%	225.1%
Expected dividend yield	—	—
Expected reset occurrence	Q4 2016	Q4 2016
(1)	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the conversion feature using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$789,600 – $924,000
Conversion price(1)	$730,800 – $865,200
Risk free interest rate(2)	0.86%
Conversion notes lives in years	1.33
Expected volatility(3)	215%
Expected dividend yield(4)	—
Expected probability of shareholder approval(5)	85%
(1)	The conversion price of the convertible notes was calculated based the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)
Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

The fair values of the Series D Warrants and Subordination Warrants were determined using a binomial valuation model which included additional warrants to be issued on December 31, 2016 and the following assumptions:

Trading price of common stock on measurement date	$789,600 – $924,000
Exercise price(1)	$1.6 million
Risk free interest rate(2)	1.80%
Warrant lives in years	5.50
Expected volatility(3)	215%
Expected dividend yield(4)	—
(1)
The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Summary of Change in the Value of the Derivative Liabilities
The following summarizes the total change in the value of the derivative liabilities during the years ended December 31, 2015 and 2014:

As of December 31, 2014:
Balance at January 1, 2014	$—
Issuance of warrants and option	2,487,726
Exercise of warrants	(885,259)
Change in fair value of warrant and option liability	8,396,169
Balance at December 31, 2014	$9,998,636
As of December 31, 2015:
Balance at January 1, 2015	$9,998,636
Issuance of warrants, unit purchase option and convertible note	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)
Change in fair value of warrant, option and conversion feature liability	19,714,808
Balance at December 31, 2015	$43,181,472

Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Summary of Change in the Value of the Derivative Liabilities
The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended September 30, 2016:

As of September 30, 2016:
Balance at January 1, 2016	$43,181,472
Issuance of warrants, options and convertible notes	193,370,459
Exercise of warrants	(24,091,534)
Change in fair value of warrant and option liability	(106,888,362)
Balance at September 30, 2016	$105,572,035

Series E Warrants [Member]
Derivatives, Fair Value [Line Items]
Schedule Of Gain Loss On Exchange And Issuance Of Warrants [Table Text Block]
The difference between the fair value of the liability extinguished and the fair value of the consideration provided on April 7, 2016 was recorded as a gain in the statement of operations as follows:

Fair value of Series E Warrants exchanged	$6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$4,141,773